OTHER TAXES PAYABLES	12 Months Ended
Dec. 31, 2024
OTHER TAXES PAYABLES
OTHER TAXES PAYABLES

NOTE 16 –OTHER TAXES PAYABLES

	As of December 31,
Current	2024	2023
Other national taxes	94,939	88,162
Provincial taxes	10,148	11,055
Municipal taxes	5,490	4,759
	110,577	103,976
Non- current
Provincial taxes	2	29
	2	29
Total other taxes payables	110,579	104,005